Lease Arrangements	12 Months Ended
Dec. 31, 2024
Lease Arrangements
Lease Arrangements

9. Lease Arrangements

Charters-out

As of December 31, 2024, the Company generated operating revenues from its 73 container vessels on time charters or bareboat charter agreements, with remaining terms ranging from less than one year to 2029. Additionally, as of December 31, 2024, the Company contracted multi-year time charter agreements for 14 out of 16 of its container vessels under construction until 2033. Under the terms of the charter party agreements, most charterers have options to extend the duration of contracts ranging from less than one year to three years after the expiration of the contract. The Company determines fair value of its vessels at the lease commencement date and at the end of lease term for lease classification with the assistance from valuations obtained by third party independent shipbrokers. The Company manages its risk associated with the residual value of its vessels after the expiration of the charter party agreements by seeking multi-year charter arrangements for its vessels.

In May 2022, the Company received $238.9 million of charter hire prepayment related to charter contracts for 15 of the Company’s vessels, representing partial prepayment of charter hire payable up to January 2027. This charter hire prepayment is recognized in revenue through the remaining period of each charter party agreement, in addition to the contracted future minimum payments reflected in the below table. As of December 31, 2024, the outstanding balances of the current and non - current portion of unearned revenue in relation to this prepayment amounted to $37.2 million and $22.9 million, respectively. As of December 31, 2023, the outstanding balances of the current and non - current portion of unearned revenue in relation to this prepayment amounted to $44.2 million and $60.1 million, respectively.

The future minimum payments, expected to be received on non-cancellable time charters and bareboat charters classified as operating leases consisted of the following as of December 31, 2024 (in thousands):

2025	$896,022
2026	759,140
2027	514,827
2028	327,359
2029	263,492
2030 and thereafter	577,428
Total future rentals	$3,338,268

Rentals from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the future minimum rentals, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.